Private Placement (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			378,000
Aggregate purchase price	$ 4,080,000	$ 0
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			408,000
Aggregate purchase price			$ 4,080,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			378,000
Price of warrants			$ 10.00
Aggregate purchase price			$ 3,780,000
Number of shares per unit	1		1
Number of warrants per unit	0.25
Number of shares per warrant			1
Exercise price of warrants			$ 11.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	408,000		408,000	408,000
Price of warrants	$ 10.00		$ 10.00
Aggregate purchase price	$ 4,080,000
Number of warrants per unit			0.25
Number of shares per warrant	1
Exercise price of warrants	$ 11.50